Indebtedness and Derivative Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Maturity and Other
2013	$ 821,637,000
2014	2,337,975,000
2015	2,098,028,000
2016	5,642,023,000
2017	3,281,808,000
Thereafter	8,869,279,000
Total principal maturities	23,050,750,000
Net unamortized debt premiums	62,257,000
Total mortgages and other indebtedness	23,113,007,000	18,446,440,000
Cash paid for interest	1,122,223,000	979,436,000	1,015,989,000
Derivative financial instruments
Unamortized balance of benefits from treasury and interest rate hedge agreements	78,000,000	89,700,000
Amount expected to be reclassified from accumulated other comprehensive loss to earnings within the next year	13,200,000
Accumulated derivative losses from joint venture	400,000	14,000,000
Fair value of debt
Carrying value of fixed-rate mortgages and other indebtedness	21,000,000,000	15,900,000,000
Fair value of fixed-rate mortgages and other indebtedness	23,373,000	17,905,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)	3.24%	3.60%
Interest rate swap
Derivative financial instruments
Interest rate net derivative liability, fair value	1,500,000	10,000,000
Notional Amount	483,700,000
Fixed rate swap agreements, weighted average fixed pay rate (as a percent)	2.52%
Fixed rate swap agreements, weighted average variable receive rate (as a percent)	0.58%
Interest rate cap
Derivative financial instruments
Notional Amount	$ 442,400,000